Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Borrowings
Schedule of information relating to federal funds purchased and repurchase agreements

(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2015
Federal funds purchased	0.70%	0.41%	$658	$937	$0
Short-term repurchase agreements	0.10	0.17	30,266	58,464	56,834
Total			$30,924	$59,401	$56,834
2014
Federal funds purchased	0.45%	0.38%	$404	$0	$0
Short-term repurchase agreements	0.12	0.10	19,819	22,849	17,970
Total			$20,223	$22,849	$17,970

Schedule of other borrowings

(in thousands)			2015		2014
	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2015	$0	na %	$8,000	0.30%
		2016	8,000	0.67%	8,000	0.67%
		2017	5,000	1.07%	5,000	1.07%
		2018	22,000	1.93%	20,000	2.00%
		2019	4,000	1.79	2,000	1.97%
		2020	11,000	1.95%	0	na %
Total Bank			$50,000		$43,000

Subordinated notes	The Company	2034	$25,774	3.23%	$25,774	2.94%
		2035	23,712	2.36%	23,712	2.07%
Total Company			$49,486		$49,486